Note 8 - Production Costs - Components of Production Costs (Details) - USD ($) $ in Thousands	3 Months Ended																							12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Statement Line Items [Line Items]
Cost of sales	$ 21,085	$ 20,460	$ 18,960	$ 21,681	$ 20,452	$ 20,726	$ 19,850	$ 18,335	$ 15,802	$ 14,502	$ 14,359	$ 14,178	$ 13,729	$ 12,362	$ 12,857	$ 11,174	$ 10,399	$ 11,451	$ 10,687	$ 9,650	$ 9,410	$ 7,571	$ 9,769	$ 80,744	$ 82,709	[1]	$ 62,998	[1]	$ 53,126		$ 43,711		$ 36,400
Blanket Mine [member]
Statement Line Items [Line Items]
Production costs																								77,358	69,591		62,998
Salaries and wages																								30,042	25,042		23,037
Consumable materials																								23,653	24,087		23,601
Consumable materials – COVID-19																								0	0		311
Electricity costs																								14,870	13,496		9,634
Safety																								1,112	1,155		998
Share-based expense (note 12)																								412	637		853
On mine administration																								4,648	2,783		2,736
Security																								1,528	1,020		1,093
Solar operations and maintenance services																								595	647		0
Write down of inventory (note 20)																								312	283		563
Pre-feasibility exploration costs																								186	441		172
Bilboes Gold [member]
Statement Line Items [Line Items]
Production costs																								3,386	13,118		0
Salaries and wages																								1,276	2,796		0
Consumable materials																								784	8,402		0
Electricity costs																								451	553		0
Share-based expense (note 12)																								22	23		0
On mine administration																								$ 853	$ 1,344		$ 0

[1]	Refer to note 41.